Cover	May 02, 2025
Cover [Abstract]
Entity Registrant Name	New Momentum Corporation
Entity Central Index Key	0001132509
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 02, 2025
Entity File Number	000-52273
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	150 Cecil Street #08-01
Entity Address City Or Town	Singapore
Entity Address Postal Zip Code	0659543
City Area Code	65
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	3105 1428